Note 4. Inventories Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory, Finished Goods, Net of Reserves	$ 57.5	$ 34.9
Inventory, Net	226.4	248.4
Other Inventory, Materials, Supplies and Merchandise under Consignment	20.1	22.9
Inventory Write-down	7.3	16.1	3.4
Raw Materials and Supplies [Member]
Inventory [Line Items]
Inventory Write-down	7.3	18.5
Solar Energy [Member]
Inventory [Line Items]
Inventory, Net	$ 104.3	$ 62.3